Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information
The Committee generally grants equity awards on a predetermined schedule. Generally at its first regularly scheduled meeting of any fiscal year, the Committee reviews and approves the target values and award types of the equity compensation to be awarded (including SARs, RSUs and performance shares) to executive officers and other eligible employees. The grant of approved equity awards then occurs two business days after the filing of the Company’s Annual Report on Form
10-K
for the prior year. In certain circumstances, including the hiring or promotion of an eligible employee, the Committee (or the Chief Executive Officer and the Chief Human Resources Officer, with authority delegated by the Committee, as appropriate) may approve grants to be effective at other times.
The Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Instead, the timing of grants coincides with the Company’s annual compensation cycle, with awards approved at the first regularly scheduled Committee meeting of the new fiscal year to incentivize the eligible employees to deliver on the Company’s strategic objectives for the new fiscal year. In 2024, the Company did not award any SARs (or stock options) to the NEOs during any period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a current report on Form 8-K disclosing material nonpublic information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true